SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2022
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Six Months Ended June 30,
(US$ MILLIONS)	2022	2021
Interest paid	$647	$608
Income taxes paid	134	228
Amounts paid and received for interest were reflected as operating cash flows in the unaudited interim condensed consolidated statements of cash flow.
Details of “Changes in non-cash working capital, net” in the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2022	2021
Accounts receivable	$(757)	$(401)
Inventory	(884)	(339)
Prepayments and other	(225)	(125)
Accounts payable and other	453	580
Changes in non-cash working capital, net	$(1,413)	$(285)